Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001623526
Registrant Name	Stoke Therapeutics, Inc.
Registration File Number	333-294402
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES